CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Products and licenses	$ 504,576		$ 505,280		$ 503,475
Subscriptions	209,442		162,931		105,790
Software updates and maintenance	680,087		674,484		637,721
Total revenues	1,394,105		1,342,695		1,246,986
Operating expenses:
Cost of products and licenses	88,862	[1]	87,097	[1]	81,043	[1]
Cost of subscriptions	5,480	[1]	6,296	[1]	11,732	[1]
Cost of software updates and maintenance	67,680	[1]	61,786	[1]	51,737	[1]
Amortization of technology	612		3,982		31,171
Total cost of revenues	162,634		159,161		175,683
Research and development	121,764		111,911		110,147
Selling and marketing	276,067		255,345		253,800
General and administrative	72,735		69,743		65,182
Total operating expenses	633,200		596,160		604,812
Operating income	760,905		746,535		642,174
Financial income, net	34,003		40,332		39,023
Gain on sale of marketable securities previously impaired	928				2,017
Income before taxes on income	795,836		786,867		683,214
Taxes on income	143,036		166,867		139,248
Net income	$ 652,800		$ 620,000		$ 543,966
Basic earnings per ordinary share	$ 3.34		$ 3.04		$ 2.63
Diluted earnings per ordinary share	$ 3.27		$ 2.96		$ 2.54

[1]	Not including amortization of technology shown separately below.